Share-Based Compensation - Schedule of Compensation Expense from Share Based Awards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 32,587,611	$ 29,411,885	$ 30,022,321
General and Administrative [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	22,269,185	19,963,974	19,854,253
Technology and Development [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	8,290,375	7,748,683	7,281,599
Marketing and Branding [Member]
Schedule of Compensation Expense from Share Based Awards [Line Items]
Total	$ 2,028,051	$ 1,699,228	$ 2,886,469